Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2014 year month day
Accounting Policies [Line Items]
Voting rights percentage threshold used to consolidate subsidiaries	50.00%
Classification of cash equivalents, original maturities period (in months)	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months)	2
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%
Real estate held for investment purposes, useful life, low end of range (in years)	40
Real estate held for investment purposes, useful life, high end of range (in years)	67
Number of loan portfolio segments	2
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%
Non-performing loan classification, past due (in days)	90
Non-performing loan classification subprime residential loans, past due (in days)	120
Non-performing subprime residential loans typical period for transferring servicing (in days)	30
Bank
Accounting Policies [Line Items]
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%